Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Consolidated Statements of Comprehensive Income [Abstract]
Net income	$ 141,902	$ 114,022	$ 94,423
Amounts that will not be reclassified subsequently to profit or loss:
Actuarial gain (loss) from defined benefit plans	3,007	840	(26)
Share in net other comprehensive income (loss) of companies accounted for at equity	128	(169)	62
Adjustments arising from translating financial statements from functional currency to presentation currency	10,343	17,436	41,116
Amounts that will be or that have been reclassified to profit or loss when specific conditions are met:
Unrealized gain (loss) on debt instruments at fair value through other comprehensive income, net		(2)	95
Foreign exchange differences on translation of foreign operations	(10,580)	16,670	(18,823)
Total other comprehensive income (loss), net of tax	2,898	34,775	22,424
Total Comprehensive income	144,800	148,797	116,847
Total comprehensive income attributable to:
Equity holders of the Company	56,048	61,009	47,350
Non-controlling interests	88,752	87,788	69,497
Total Comprehensive income	$ 144,800	$ 148,797	$ 116,847